Concentrations (Details) - Schedule of Each Supplier That Accounted Total Purchase - USD ($)	6 Months Ended
	Mar. 31, 2023		Mar. 31, 2022
Concentrations (Details) - Schedule of Each Supplier That Accounted Total Purchase [Line Items]
Supplier amount	$ 3,243,218		$ 4,545,412
Supplier percentage	54.00%		21.00%
Supplier J [Member]
Concentrations (Details) - Schedule of Each Supplier That Accounted Total Purchase [Line Items]
Supplier amount	$ 1,552,940			[1]
Supplier percentage	26.00%			[1]
Supplier K [Member]
Concentrations (Details) - Schedule of Each Supplier That Accounted Total Purchase [Line Items]
Supplier amount	$ 972,911			[1]
Supplier percentage	16.00%			[1]
Supplier G [Member]
Concentrations (Details) - Schedule of Each Supplier That Accounted Total Purchase [Line Items]
Supplier amount	$ 717,367			[1]
Supplier percentage	12.00%			[1]
Supplier C [Member]
Concentrations (Details) - Schedule of Each Supplier That Accounted Total Purchase [Line Items]
Supplier amount		[1]	$ 2,377,932
Supplier percentage		[1]	11.00%
Supplier L [Member]
Concentrations (Details) - Schedule of Each Supplier That Accounted Total Purchase [Line Items]
Supplier amount		[1]	$ 2,167,480
Supplier percentage		[1]	10.00%

[1]	The percentage is below 10%